Segment Information - Schedule of Geographic Area Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	$ 862,944	$ 759,285	$ 670,954
Long-lived assets	173,455	175,306	168,149
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	22,157	22,917	19,929
Long-lived assets	88,804	90,676	87,912
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	55,452	56,718	52,452
Long-lived assets	46,876	44,165	38,614
U.S.A. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	777,191	669,481	587,851
Long-lived assets	36,755	39,140	40,383
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to unaffiliated customers	8,144	10,169	10,722
Long-lived assets	$ 1,020	$ 1,325	$ 1,240